Change in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments:
Balance at beginning of year	¥ (378,863)	¥ (325,612)	¥ (202,628)
Adjustments for the year	131,129	(53,251)	(122,984)
Balance at end of year	(247,734)	(378,863)	(325,612)
Net unrealized gains and losses on securities:
Balance at beginning of year	1,003	3,020	3,285
Adjustments for the year	3,143	(2,017)	(265)
Balance at end of year	4,146	1,003	3,020
Net gains and losses on derivative instruments:
Balance at beginning of year	455	917	71
Adjustments for the year	(4,917)	(462)	846
Balance at end of year	(4,462)	455	917
Pension liability adjustments:
Balance at beginning of year	(104,368)	(68,784)	(61,546)
Adjustments for the year	(14,831)	(35,584)	(7,238)
Balance at end of year	(119,199)	(104,368)	(68,784)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(481,773)	(390,459)	(260,818)
Adjustments for the year	114,524	(91,314)	(129,641)
Balance at end of year	¥ (367,249)	¥ (481,773)	¥ (390,459)